SHARE-BASED COMPENSATION - Key Assumptions Used to Calculate Grant-date Fair Values (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
PSU's, 2019 - 2021 Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share price (in Euros per share)		€ 122.6
Expected volatility		26.50%
Dividend yield		0.83%
Risk-free rate		0.00%
PSU's, 2020 - 2022 Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of awards (in Euro per share)	€ 136.06
Grant date share price (in Euros per share)	€ 142.95
Expected volatility	26.60%
Dividend yield	0.80%
Risk-free rate	0.00%
PSUs, 2021 - 2023 Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of awards (in Euro per share)	€ 130.42
Grant date share price (in Euros per share)	€ 175.8
Expected volatility	27.00%
Dividend yield	0.75%
Risk-free rate	0.00%
RSU's, 2020 - 2022 Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of awards (in Euro per share)	€ 139.39
RSUs, 2021 - 2023 Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of awards (in Euro per share)	€ 171.86
Bottom of range | PSU's, 2019 - 2021 Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of awards (in Euro per share)		€ 110.57
Bottom of range | RSU's, 2019- 2021 Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of awards (in Euro per share)		119.54
Top of range | PSU's, 2019 - 2021 Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of awards (in Euro per share)		111.64
Top of range | RSU's, 2019- 2021 Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of awards (in Euro per share)		€ 120.56